VEDDER PRICE P.C.

222 NORTH LASALLE STREET

CHICAGO, ILLINOIS 60601

312-609-7500

FAX: 312-609-5005
CHICAGO • NEW YORK CITY • WASHINGTON, D.C. • ROSELAND, NJ

March 31, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Driehaus Mutual Funds (the “Trust”)
Post-Effective Amendment No. 34 under the
Securities Act of 1933 and Amendment No. 37 under the
Investment Company Act of 1940 (the “Amendement”)
File Nos. 333-05265 and 811-07655
To the Commission:
     The Trust is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Trust’s Post-Effective Amendment No. 34 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 37 under the 1940 Act).
     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. The purpose of this Amendment is to amend disclosure relating to the Driehaus International Equity Yield Fund’s investment strategy, as reflected in the supplement to the registration statement that was filed on August 1, 2008.
     In order to comply with Rule 8b-16(a) under the 1940 Act, the Trust intends to file a request for acceleration pursuant to Rule 461 of the 1933 Act.
     The Trust will include in the Amendment that will be made pursuant to Rule 485(b) under the 1940 Act for the purpose of updating financial data any revised disclosure made in response to any applicable comments that were given to the undersigned by Mr. Vince DiStefano with respect to the Trust’s Post-Effective Amendment No. 33 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 36 under the 1940 Act) (that was filed for the purpose of adding a new series of the Trust, the Driehaus Global Growth Fund).
     If you have any questions or comments concerning this filing, please contact me at (312) 609-7732.
Very truly yours,
/s/ Jennifer M. Goodman
Jennifer M. Goodman
JMG